Financing Income (Expenses), Net - Schedule of Financing Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income:
Revaluation of warrants		$ 46	$ 2,191
Deposit interest	$ 13	2	178
Exchange rates			21
Total income	13	48	2,390
Finance Expenses:
Issuance costs		(306)	(439)
Exchange rates	(47)	(45)
Bank fees	(6)	(5)	(9)
Total expenses	(53)	(356)	(448)
Total financing income (expense), net	$ (40)	$ (308)	$ 1,942